COVID-19 Considerations - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2021 USD ($)	Aug. 28, 2020 EUR (€)	Mar. 31, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Change in revenue from prior period (in percentage)		89.00%
Average monthly fixed adjusted operating expenses		€ 6,200,000	€ 13,200,000
Average monthly fixed adjusted operating expenses Decrease (in percentage)		52.90%
Cash and cash equivalents		€ 182,783,000	226,139,000	€ 104,072,000			€ 50,674,000
Borrowings		720,856,000	625,676,000	624,500,000
Loans and borrowings		720,745,000	624,595,000	622,398,000
Undrawn borrowing facilities		82,900,000
Trade payables		147,477,000	237,319,000	263,720,000
Payables to merchants		48,190,000	113,128,000	124,008,000
Payables to tourists, unclaimed		77,100,000
Trade receivables		31,324,000	141,306,000	249,331,000
Monthly cash expenditure	€ 10,800,000
Fixed adjusted operating expenses	6,200,000
Capital expenditures	1,800,000
Principal elements of lease payments		€ 15,031,000	15,266,000	14,154,000
Monthly Payments Of Lease Liabilities	1,300,000
Monthly Interest Expense	€ 1,500,000
Sales in stores
Disclosure of non-adjusting events after reporting period [line items]
Change in revenue from prior period (in percentage)		(89.00%)
Gross carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		€ 720,856,000	625,676,000	624,500,000
Loans and borrowings		720,745,000	624,595,000	622,398,000
Revolving Credit Facility (RCF)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		99,000,000.0				€ 99,000,000.0
Notional amount						€ 100,000,000.0
Undrawn borrowing facilities		800,000
Revolving Credit Facility (RCF) | Gross carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		99,000,000	0	0
Long-term financing - Senior debt facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		621,700,000
Long-term financing - Senior debt facility | Gross carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		630,000,000.0	0	0
Long-term financing - Senior debt facility | Deferred Financing Costs
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		8,300,000
Liquidity facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		75,000,000			$ 75.0
Undrawn borrowing facilities		63,900,000
Local Credit Facilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		18,200,000	€ 21,400,000	€ 12,600,000
Undrawn borrowing facilities		€ 18,200,000